Bank Loans (Details)			6 Months Ended
	Apr. 19, 2022 USD ($)	Apr. 19, 2022 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 25, 2025 USD ($)	Mar. 25, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Feb. 15, 2023 USD ($)	Feb. 15, 2023 CNY (¥)	Jan. 16, 2023 USD ($)	Jan. 16, 2023 CNY (¥)	Sep. 15, 2022 USD ($)	Sep. 15, 2022 CNY (¥)	Sep. 14, 2022 USD ($)	Sep. 14, 2022 CNY (¥)	Apr. 19, 2022 CNY (¥)
Bank Loans [Line Items]
Short term loan maturing term			1 year	1 year
Loan amount			$ 294,900
Loan amount obtained			$ 3,155,705
Fixed annual interest rate			6.50%		6.50%
Interest expenses on loans			$ 105,443		$ 106,068
Agricultural Bank of China [Member]
Bank Loans [Line Items]
Fixed interest rate per annum						8.10%	8.10%
Longwan RCB [Member]
Bank Loans [Line Items]
Loan amount obtained	$ 358,290										$ 675,238	¥ 4,900,000	$ 256,315	¥ 1,860,000	$ 826,822	¥ 6,000,000	¥ 2,600,000
Fixed annual interest rate	8.10%										4.56%	4.56%	8.10%	8.10%	5.45%	5.45%	8.10%
Repayment of principal amount	$ 63,390	¥ 460,000
Wenzhou Minshang Bank [Member]
Bank Loans [Line Items]
Loan amount obtained									$ 1,171,332	¥ 8,500,000
Fixed annual interest rate									7.50%	7.50%
Repayment of principal amount			$ 68,902	¥ 500,000
China Construction Bank [Member] | Short-Term Debt [Member]
Bank Loans [Line Items]
Loan amount						$ 294,900	¥ 2,140,000